Condensed Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			120 Months Ended		126 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Jun. 30, 2013 Predecessor [Member]
Revenues:
Grant revenues	$ 225,000		$ 278,000		$ 97,000			$ 97,000	[1]	$ 375,000
Total revenues	225,000		278,000		97,000			97,000	[1]	375,000
Expenses:
Research and development expense					3,746,000	6,190,000	[1]	36,619,000	[1]
Research and development employee stock-based compensation expense					418,000	513,000	[1]	3,338,000	[1]
Research and development non-employee stock-based compensation expense					114,000	(79,000)	[1]	6,098,000	[1]
Fair value of common stock issued in exchange for patent and technology rights			12,250,000	6,173,000	6,173,000			6,173,000	[1]	18,423,000
Fair value of Parent Company common stock issued in exchange for licensing rights								3,954,000	[1]	3,954,000
Research and development expenses	1,213,000	6,947,000	14,985,000	8,100,000	10,451,000	6,624,000	[1]	56,182,000	[1]	71,167,000
General and administrative expense					2,172,000	4,357,000	[1]	27,637,000	[1]
General and administrative employee stock-based compensation expense					436,000	1,675,000	[1]	9,498,000	[1]
Fair value of common stock warrants issued for general and administrative expense					13,000			13,000	[1]
Fair value of Parent Company common stock and common stock warrants issued for general and administrative expense						114,000	[1]	2,689,000	[1]
General and administrative expenses	977,000	716,000	1,652,000	1,468,000	2,621,000	6,146,000	[1]	39,837,000	[1]	41,489,000
Total operating expenses	2,190,000	7,663,000	16,637,000	9,568,000						112,656,000
Operating loss	(1,965,000)	(7,663,000)	(16,359,000)	(9,568,000)	(12,975,000)	(12,770,000)	[1]	(95,922,000)	[1]	(112,281,000)
Interest income (expense)	4,000	(6,000)	4,000	(27,000)	(30,000)			598,000	[1]	602,000
Other income, net		70,000	(3,000)	71,000	125,000	2,551,000	[1]	6,441,000	[1]	6,438,000
Loss before provision for income taxes					(12,880,000)	(10,219,000)	[1]	(88,883,000)	[1]
Provision for income taxes							[1]		[1]
Net loss	(1,961,000)	(7,599,000)	(16,358,000)	(9,524,000)	(12,880,000)	(10,219,000)	[1]	(88,883,000)	[1]	(105,241,000)
Accretion of Series A convertible preferred stock and dividends	(2,399,000)	(10,620,000)	(5,946,000)	(10,620,000)	(12,815,000)			(12,815,000)	[1]	(18,761,000)
Net loss applicable to common stockholders	$ (4,360,000)	$ (18,219,000)	$ (22,304,000)	$ (20,144,000)	$ (25,695,000)	$ (10,219,000)	[1]	$ (101,698,000)	[1]	$ (124,002,000)
Net loss per common share applicable to common stockholders:
Basic and diluted loss per share	$ (0.39)	$ (4.13)	$ (2.52)	$ (5.20)	$ (5.62)	$ (8.44)	[1]
Weighted average common shares outstanding:
Basic and diluted	11,168,144	4,406,780	8,845,026	3,877,387	4,573,787	1,211,147	[1]

[1]	(1) The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.